CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade receivables, allowance for doubtful accounts	$ 738	$ 701
Special preferred shares, par value (in dollars per share)	$ 0.02	$ 0.02
Special preferred shares, Authorized	5,000,000	5,000,000
Special preferred shares, issued shares	0	0
Special preferred shares, outstanding shares	0	0
Ordinary shares, par value (in dollars per share)	$ 0.02	$ 0.02
Ordinary shares, Authorized	100,000,000	100,000,000
Ordinary shares, Issued	31,693,942	31,407,888
Ordinary shares, Outstanding	31,654,942	31,368,888
Treasury shares, shares	39,000	39,000